Note 25 - Fresh Start Accounting (Details Textual) - USD ($) $ / shares in Units, shares in Millions, $ in Millions					4 Months Ended	8 Months Ended	12 Months Ended
		May 20, 2014	Sep. 03, 2013		Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Sep. 01, 2013
Fresh Start Accounting [Line Items]
Maximum Percentage of Voting Shares Received by Previous Shareholders			50.00%
Enterprise Value			$ 1,000
Assumption for Fair Value of Assets or Liabilities that relate to Transferor's Continuing Involvement, Discount Rate			29.00%
Short-term Debt, Fair Value			$ 44
Capital Lease Obligations			14
Long-term Debt, Fair Value			$ 676
Long Term Debt Percentage of Par Value			97.00%
Pension and Postretirement Expected Cash Contributions Discount Rate			3.50%
Share Price (in Dollars per share)			$ 14.11
Fair Value Assumptions, Expected Dividend Rate			0.00%
Fair Value Assumptions, Risk Free Interest Rate			1.67%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			5 years
Other Liabilities, Noncurrent			$ 18				$ 277	$ 322
Deposit Liabilities, Accrued Interest			7
Emergence and Success Fees Paid at Emergence			9
Accrued Professional Fees			80
Litigation Settlement, Amount		$ 49	18
Other Assets, Current							25	28
Cash Collateral for Borrowed Securities			15
Debt Issuance Cost			8
Deferred Debt Issuance Costs Write Off			5
Deferred Equity Issuance Costs Write Off			3
Accounts Payable, Trade, Current							186	205
Short-term Debt			4
Interest Paid			7
Administrative Fees Expense			10
Bankruptcy Claims, Amount of Claims Settled			29
Liabilities Subject to Compromise			9
Long-term Debt, Excluding Current Maturities			375				673	672
Proceeds from Issuance of Other Long-term Debt			669
Proceeds from Other Short-term Debt			4
Warrants Issued Value			24
Inventory, Net							263	292
Property, plant & equipment, net							394	501
Goodwill					$ 88		88	96
Intangible Assets, Net (Excluding Goodwill)							$ 119	$ 140
Indefinite-Lived Trade Names			54
Indefinite-Lived Intangible Assets (Excluding Goodwill)			9
Technology-Based Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure			131
Finite-Lived Intangible Asset, Useful Life							3 years	4 years
Customer-Related Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure			$ 39
Finite-Lived Intangible Asset, Useful Life							7 years	8 years
In Process Research and Development [Member]
Fresh Start Accounting [Line Items]
Finite-Lived Intangible Asset, Useful Life			6 years
Favorable Contracts and Leasehold Improvements [Member]
Fresh Start Accounting [Line Items]
Finite-lived Intangible Assets, Fair Value Disclosure			$ 2
Cost of Capital Discount Rate [Member] | In Process Research and Development [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			40.00%
Omnibus Incentive Plan 2013 [Member]
Fresh Start Accounting [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			0.1
Issued to Holders of General Unsecured Claims [Member]
Fresh Start Accounting [Line Items]
Share Price (in Dollars per share)			$ 14.11
Stock Issued During Period, Shares, New Issues (in Shares)			6.0
Issued to Backstop Parties Payment for Fees [Member]
Fresh Start Accounting [Line Items]
Share Price (in Dollars per share)			$ 14.11
Stock Issued During Period, Shares, New Issues (in Shares)			1.7
Repayment of All Loans Outstanding Under the 9.75% Senior Secured Notes [Member]
Fresh Start Accounting [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			9.75%
Repayment of 10.625% Senior Secured Notes [Member]
Fresh Start Accounting [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.625%
Debt Instrument, Unamortized Discount			$ 5
Junior DIP Credit Agreement Term Loan [Member]
Fresh Start Accounting [Line Items]
Debt Instrument, Unamortized Discount			3
Reorganization Adjustments [Member]
Fresh Start Accounting [Line Items]
Other Liabilities, Noncurrent	[1]		61
Emergence and Success Fees Paid at Emergence			(9)
Accounts Payable, Trade, Current			13
Repayments of Other Debt			644
Liabilities Subject to Compromise	[1]		(2,475)
Reorganization Adjustments [Member] | Claims Expected to be Satisfied in Cash Reclassified From Liabilities Subject to Compromise [Member]
Fresh Start Accounting [Line Items]
Accounts Payable, Trade, Current	[2]		6
Reorganization Adjustments [Member] | Success Fees Accrued Upon Emergence [Member]
Fresh Start Accounting [Line Items]
Accounts Payable, Trade, Current	[3]		13
Reorganization Adjustments [Member] | Success Fees Accrued Upon Emergence [Member] | Accounts Payable and Accrued Liabilities [Member]
Fresh Start Accounting [Line Items]
Accounts Payable, Trade, Current			3
Fresh Start Adjustments [Member]
Fresh Start Accounting [Line Items]
Other Liabilities, Noncurrent	[4]		82
Long-term Debt, Excluding Current Maturities			11
Inventory, Net	[5]		67
Property, plant & equipment, net	[6]		220
Goodwill	[7]		32
Intangible Assets, Net (Excluding Goodwill)	[8]		192
Fresh Start Adjustments [Member] | Decreased Capitalized Lease Obligations [Member]
Fresh Start Accounting [Line Items]
Other Liabilities, Noncurrent			38
Fresh Start Adjustments [Member] | Decrease Remeasurement of Employee Benefit Obligations [Member]
Fresh Start Accounting [Line Items]
Other Liabilities, Noncurrent			19
Fresh Start Adjustments [Member] | Increase Fair Value Adjustment Asset Retirement Obligations [Member]
Fresh Start Accounting [Line Items]
Other Liabilities, Noncurrent			4
Predecessor [Member]
Fresh Start Accounting [Line Items]
Other Liabilities, Noncurrent	[9]		318
Repayments of Other Debt						$ 375
Liabilities Subject to Compromise	[9]		2,475
Proceeds from Issuance of Other Long-term Debt						664
Inventory, Net			435	[9]		435
Property, plant & equipment, net			507	[9]		507
Goodwill	[9]		56
Intangible Assets, Net (Excluding Goodwill)	[9]		43
Predecessor [Member] | Claims Expected to be Satisfied in Cash Reclassified From Liabilities Subject to Compromise [Member]
Fresh Start Accounting [Line Items]
Accounts Payable, Trade, Current	[9]		317
Predecessor [Member] | Junior DIP Credit Agreement Term Loan [Member]
Fresh Start Accounting [Line Items]
Repayments of Other Debt						$ 844
Successor [Member]
Fresh Start Accounting [Line Items]
Enterprise Value			1,000
Other Liabilities, Noncurrent			408
Repayments of Other Debt					40
Inventory, Net			502						$ 502
Property, plant & equipment, net			727		$ 684		$ 394	$ 501	727
Goodwill			88						$ 88
Intangible Assets, Net (Excluding Goodwill)			235
Successor [Member] | Omnibus Incentive Plan 2013 [Member]
Fresh Start Accounting [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							7 years
Successor [Member] | Claims Expected to be Satisfied in Cash Reclassified From Liabilities Subject to Compromise [Member]
Fresh Start Accounting [Line Items]
Accounts Payable, Trade, Current			339
Write Off of Unamortized Debt Issuance Costs [Member] | Reorganization Adjustments [Member]
Fresh Start Accounting [Line Items]
Other Assets, Current			$ (1)
The 125 Warrants [Member]
Fresh Start Accounting [Line Items]
Strike Price (in Dollars per share)			$ 14.93
Warrant Percentage			125.00%
Fair Value Assumptions, Expected Volatility Rate			47.00%
The 135 Warrants [Member]
Fresh Start Accounting [Line Items]
Strike Price (in Dollars per share)			$ 16.12
Warrant Percentage			135.00%
Fair Value Assumptions, Expected Volatility Rate			48.00%
Rights Offering [Member]
Fresh Start Accounting [Line Items]
Share Price (in Dollars per share)			$ 11.94
Stock Issued During Period, Shares, New Issues (in Shares)			34.0
Minimum [Member]
Fresh Start Accounting [Line Items]
Enterprise Value			$ 875
Minimum [Member] | Technology-Based Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Finite-Lived Intangible Asset, Useful Life			4 years
Minimum [Member] | Customer-Related Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Finite-Lived Intangible Asset, Useful Life			3 years
Minimum [Member] | Sales Revenue, Net [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			0.00%
Minimum [Member] | Royalty Rates [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			0.50%
Minimum [Member] | Royalty Rates [Member] | Technology-Based Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			1.00%
Minimum [Member] | Cost of Capital Discount Rate [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			27.00%
Minimum [Member] | Cost of Capital Discount Rate [Member] | Technology-Based Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			29.00%
Minimum [Member] | Cost of Capital Discount Rate [Member] | Customer-Related Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			29.00%
Minimum [Member] | Attrition Rates [Member] | Customer-Related Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			2.50%
Maximum [Member]
Fresh Start Accounting [Line Items]
Enterprise Value			$ 1,400
Maximum [Member] | Technology-Based Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Finite-Lived Intangible Asset, Useful Life			12 years
Maximum [Member] | Customer-Related Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Finite-Lived Intangible Asset, Useful Life			10 years
Maximum [Member] | Sales Revenue, Net [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			3.00%
Maximum [Member] | Royalty Rates [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			1.00%
Maximum [Member] | Royalty Rates [Member] | Technology-Based Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			16.00%
Maximum [Member] | Cost of Capital Discount Rate [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			32.00%
Maximum [Member] | Cost of Capital Discount Rate [Member] | Technology-Based Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			34.00%
Maximum [Member] | Cost of Capital Discount Rate [Member] | Customer-Related Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			38.00%
Maximum [Member] | Attrition Rates [Member] | Customer-Related Intangible Assets [Member]
Fresh Start Accounting [Line Items]
Concentration Risk, Percentage			20.00%

[1]	Refer to explanation #18 for the determination of fair value for equity issued to unsecured creditors.
[2]	Represents $6 million in claims expected to be satisfied in cash that were reclassified from Liabilities subject to compromise.
[3]	Represents $13 million in success fees accrued upon emergence that have been included in Reorganization items, net in the Consolidated Statement of Operations.
[4]	Represents the net decrease in tax assets and tax liabilities associated with adjustments for fresh start accounting.
[5]	An adjustment of $67 million was recorded to increase the net book value of inventories to their estimated fair value, which was determined as follows:Fair value of finished goods inventory were determined based on the estimated selling price less costs to sell, including disposal and holding period costs, and a reasonable profit margin on the selling and disposal effort.Fair value of work-in-process was determined based on the estimated selling price once completed less total costs to complete the manufacturing effort, costs to sell, including disposal and holding period costs, and a reasonable profit on the remaining manufacturing, selling and disposal effort.Fair value of raw materials was determined based on current replacement costs.
[6]	An adjustment of $220 million was recorded to increase the net book value of property, plant and equipment to estimated fair value. Fair value was determined as follows:The market, sales comparison or trended cost approach was utilized for land, buildings and building improvements. This approach relies upon recent sales, offerings of similar assets or a specific inflationary adjustment to original purchase price to arrive at a probable selling price.The cost approach was utilized for machinery and equipment. This approach considers the amount required to construct or purchase a new asset of equal utility at current prices, with adjustments in value for physical deterioration, and functional and economic obsolescence. Physical deterioration is an adjustment made in the cost approach to reflect the real operating age of an asset with regard to wear and tear, decay and deterioration that is not prevented by maintenance. Functional obsolescence is the loss in value or usefulness of an asset caused by inefficiencies or inadequacies of the asset, as compared to a more efficient or less costly replacement asset with newer technology. Economic obsolescence is the loss in value or usefulness of an asset due to factors external to the asset, such as the economics of the industry, reduced demand, increased competition or similar factors.The following table summarizes the components of property, plant and equipment, net as of August 31, 2013, and the fair value at September 1, 2013:
[7]	This adjustment eliminated the Predecessor goodwill balance of $56 million and records Successor goodwill of $88 million, which represents the reorganizational value of assets in excess of amounts allocated to identified tangible and intangible assets, as follows:
[8]	The net adjustment of $192 million reflects the write-off of existing intangibles of $43 million and an adjustment of $235 million to record the fair value of intangibles, determined as follows:a.Trade names of $54 million were valued using the income approach, specifically the relief from royalty method based on the following significant assumptions: i.Forecasted revenues attributable to the trade names ranging from September 1, 2013 to December 31, 2023, including a terminal year with growth rates ranging from 0% to 3%; ii.Royalty rates ranging from .5% to 1% of expected net sales determined with regard to comparable market transactions and profitability analysis; iii.Discount rates ranging from 27% to 32%, which were based on the after-tax weighted-average cost of capital; and iv.Kodak anticipates using its trade name for an indefinite period.b.Technology based intangibles of $131 million were valued using the income approach, specifically the relief from royalty method based on the following significant assumptions: i.Forecasted revenues attributable to the respective technologies for the period ranging from September 1, 2013 to December 31, 2025; ii.Royalty rates ranging from 1% to 16% determined with regard to comparable market transactions and cash flows of the respective technologies; iii.Discount rates ranging from 29% to 34%, based on the after-tax weighted-average cost of capital; and iv.Economic lives ranging from 4 to 12 years.c.Customer related intangibles of $39 million were valued using the income approach, specifically the multi-period excess earnings approach based on the following significant assumptions: i.Forecasted revenues and profit margins attributable to the current customer base for the period ranging from September 1, 2013 to December 31, 2024; ii.Attrition rates ranging from 2.5% to 20%; iii.Discount rates ranging from 29% to 38%, based on the after-tax weighted-average cost of capital; and iv.Economic lives ranging from 3 to 10 years.d.In-process research and development of $9 million was determined using the income approach, specifically the multi-period excess earnings method based on the following significant assumptions: i.Forecasted revenues attributable to the respective research and development projects for the period of September 1, 2013 to December 31, 2019; ii.Discount rate of 40% based on the after-tax weighted-average cost of capital adjusted for perceived risks inherent in the individual assets; and iii.Economic life of 6 years.e.In addition, the Company recorded the fair value of other intangibles of $2 million primarily related to favorable contracts and leasehold improvements that were favorable relative to available market terms.
[9]	On the Effective Date, Kodak completed the sale of substantially all of its assets constituting the Personalized Imaging and Document Imaging businesses to KPP Holdco Limited. This transaction has been reflected in the Predecessor Company period. Refer to Note 27, “Discontinued Operations” for additional information.